Short-term bank borrowings (Tables)	6 Months Ended
Jun. 30, 2022
Short-term bank borrowings
Schedule of Short-term bank borrowings

	As of
	December 31,	As of June 30,
	2021	2022
	RMB	RMB
Secured bank loans	134,600	84,600
Unsecured bank loans	180	180
Short-term borrowing	134,780	84,780